Exhibit 99.08

Category	# of Mortgage Loans	% of Mortgage Loans
No Delinquency, No Missing Data	XXXXXX	XXXXXX
Delinquency, No Missing Data	XXXXXX	XXXXXX
No Delinquency, At Least One Month Missing	XXXXXX	XXXXXX
Delinquency, At Least One Month Missing	XXXXXX	XXXXXX
Total	11	100.00%